United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    September
30,2001

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one): [ ] is a restatement.
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Investment Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius    Lincoln, MA  October 30, 2001
[Signature]              [City, State]    [Date]

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Column 1        Column 2       Column 3     Column 4    Column 5         Column 6     Column 7   Column 8
Name of Issuer  Title of Class Cusip        Value       SHRS OR SH PUT   Investment   Other      Voting Authority
					  (x1000)	PRN AMT PRN CALL Discretion   Managers	 Sole  Shared   None
COMPANIA DE
TELECOM DE
CHILE      	ADR      	204449300      40 		4,110    SH		OTHER       	SHARED
RANBAXY
LABORATORIES
LTD        	SHS GLOBAL  	Y7187Y116      67     		4,700    SH  		OTHER          	SHARED
BANCO
SANTANDER	ADR
CHILE      	SERIES A	05965F108     170     		9,600    SH       	OTHER		SHARED
STATE BK INDIA  GDR      	856552203      67     		9,000    SH       	OTHER 		SHARED
MORGAN
STANLEY CAP
DEL LLC    	OPALS    	616917647     396    	 	6,800    SH       	OTHER           SHARED
CESKE
RADIOKOMUNIK	GDR		5465008904     43		6,000    SH		OTHER		SHARED
VIDESH
SANCHAR
NIGAM LTD  	ADR      	92659G600     120     	       12,750    SH       	OTHER           SHARED
SILICONWARE
PRECISION
INDS LTD	ADR		827084864      82              34,350 	 SH		OTHER		SHARED
CHECK POINT
SOFTWARE   	SHS      	M22465104      39     	 	1,800    SH       	OTHER           SHARED
ASUSTEK
COMPUTER INC	GDR		04648R209      97	       31,250    SH		OTHER		SHARED
MACRONIX
INTL CO LTD	ADR		556103109      39		7,730    SH		OTHER		SHARED
WIPRO LTD  	ADR      	97651M109      36     	 	1,700    SH       	OTHER           SHARED
TAIWAN
SEMICNDCTR
MFG CO LTD 	ADR      	874039100      66     	 	7,000    SH       	OTHER           SHARED
UNITED
MICRO-
ELECTRONICS
CORP       	ADR      	910873207      61     	       11,500    SH       	OTHER           SHARED
INFOSYS
TECHNOLOGIES
LTD        	ADR      	456788108      33     	 	1,000    SH       	OTHER           SHARED
EMPRESA
NACIONAL DE
ELEC       	ADR      	29244T101      91    	       10,539    SH       	OTHER           SHARED
ENERSIS S A     ADR      	29274F104      50     	 	4,138    SH       	OTHER 		SHARED
HUANENG		ADR
POWER      	SERIES N	443304100     151    	 	6,600    SH       	OTHER           SHARED
MAHANAGAR
TELEP NI   	GDR      	559778204     163              30,000    SH       	OTHER           SHARED
BIOVAIL CORP	COM		09067J109     250	        5,400    SH		OTHER		SHARED
ELAN PLC   	ADR      	284131208     198    	 	4,100    SH       	OTHER           SHARED
SCHLUMBERGER
 LTD       	COM      	806857108     191    	 	4,200    SH       	OTHER           SHARED
ALCATEL
ALSTHOM    	ADR      	013904305     160    	       13,800    SH       	OTHER           SHARED
FLEXTRONICS
INT'L      	COM      	Y2573F102     342    	       20,700    SH       	OTHER           SHARED
TOTAL ACCESS
COMMUN		COM		689931905     541	      363,200    SH		OTHER		SHARED
GSI LUMONICS
INC        	COM      	36229U102     363    	       53,400    SH       	OTHER           SHARED
SAMSUNG
ELECTRS LTD     GDR      	796050888     259    	 	4,400    SH       	OTHER 		SHARED

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            27

Form 13F Information Table Value Total:           $4,115
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE